Note 8 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current tax	$ (215,467)	$ (121,048)	$ (299,692)
Deferred tax	26,019	97,898	97,240
Tax charge	$ (189,448)	$ (23,150)	$ (202,452)